Federated Hermes Government Obligations Tax-Managed Fund Expense Example - Automated Shares [Member] - Federated Hermes Government Obligations Tax-Managed Fund - AS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738